
      As filed with the Securities and Exchange Commission on September 30, 2010

                                            1933 Act Registration No. 333-141769

                                             1940 Act Registration No. 811-09257

                                                              CIK No. 0001081039

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-6

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 6

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 34

     LLANY Separate Account S for Flexible Premium Variable Life Insurance

                           (Exact Name of Registrant)

                          Lincoln Corporate Variable 5

                        Lincoln Corporate Commitment VUL

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                           (Exact Name of Depositor)

                         100 Madison Street, Suite 1860

                               Syracuse, NY 13202

              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (315) 428-8400

                          Robert O. Sheppard, Esquire

                   Lincoln Life & Annuity Company of New York

                         100 Madison Street, Suite 1860

                               Syracuse, NY 13202

                    (Name and Address of Agent for Service)

                                    Copy to:

                                John L. Reizian

                  The Lincoln National Life Insurance Company

                               350 Church Street

                               Hartford, CT 06103

            Approximate Date of Proposed Public Offering: Continuous

                     Title of Securities being registered:

  Indefinite Number of Units of Interest in Variable Life Insurance Contracts.

An indefinite amount of the securities being offered by the Registration

                 Statement has been registered pursuant to

Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the

Registrant for the fiscal year ending

December 31, 2009 was filed March 23, 2010.

It is proposed that this filing will become effective:

/x/ immediately upon filing pursuant to paragraph (b)

/ / on August 16, 2010 pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(1)

/ / on April 1, 2010 pursuant to paragraph (a)(1) of Rule 485.

/ / This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be

September 3, 2010.

The Prospectus and Statement of Additional Information, including the financial statements of Lincoln Life & Annuity Company of New York and the financial statements of LLANY Separate Account S for Flexible Premium Variable Life Insurance, as submitted with Post-Effective Amendment No. 4 to Registration Statement on Form N-6 filed on April 20, 2010 (File No. 333-141769), are incorporated herein by reference.

Supplement Dated September 30, 2010

To the Product Prospectuses for:

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

LLANY Separate Account S for Flexible Premium Variable Life Insurance

Lincoln Corporate Variable 5

Lincoln Corporate Commitment VUL

This supplement outlines changes to the prospectuses for Lincoln Corporate Variable 5 and Lincoln Corporate Commitment VUL policies.

This supplement is for informational purposes and requires no action on your part.

Changes to “LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT” section of the prospectus:

Effective as of the close of business on October 1, 2010, the following information amends the “Sub-Accounts and Funds” section related to Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation:

The LVIP Marsico International Growth Fund has changed its name following a change in sub-advisor.  It is now known as:

LVIP MFS International Growth Fund:  Long-term capital appreciation.
(subadvised by Massachusetts Financial Services Company)
(formerly subadvised by Marsico Capital Management, LLC)

Effective as of the close of business on October 8, 2010, the following information amends the “Sub-Accounts and Funds” section related to Delaware VIP Trust, advised by Delaware Management Company:

The Delaware VIP Trend Series fund has changed its name following a merger.  It is now known as:

Delaware VIP Smid Cap Growth Series: Capital appreciation.
(formerly Delaware VIP Trend Series)


                           PART C - OTHER INFORMATION

Item 26. EXHIBITS

(1) Resolution of the Board of Directors of Lincoln Life & Annuity Company of

    New York and related documents authorizing establishment of the

    Account.(1)

(2) N/A

(3) Selling Group Agreement between Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc.(3)

(4) (a) Policy Form LN939 NY(12)

     (b) Term Insurance Rider - Policy Form LR526 NY(9)

     (c) Load Amortization Rider - Policy Form LR853 NY(12)

     (d) Change of Insured Employee Benefit Rider - Policy Form LR493 NY(9)

     (e) Adjustable Benefit Enhancement Rider(11)

(5) (a) Application Part I - B58NY

(b) Application Part II (Corporate/Individual Owner) - B59NY

     (c) Consent Forms B10457NY and B10458NY

(6) (a) Articles of Incorporation of Lincoln Life & Annuity Company of New

   York(2)

     (b) Bylaws of Lincoln Life & Annuity Company of New York(2)

(7) Reinsurance Contracts(7)

(8) Fund Participation Agreements, and amendments thereto, between Lincoln Life

& Annuity Company of New York and:

     (a) AllianceBernstein Variable Products Series Fund, Inc.(8)

     (b) American Century Investments Variable Portfolios, Inc.(8)

     (c) American Funds Insurance Series(8)

     (d) BlackRock Variable Series Fund, Inc.(8)

     (e) Delaware VIP Trust(8)

     (f) DWS Investments VIT Funds(8)

     (g) DWS Variable Series II(8)

     (h) Fidelity Variable Insurance Products(8)

     (i) Franklin Templeton Variable Insurance Products Trust(8)

     (j) Janus Aspen Series(8)

     (k) Lincoln Variable Insurance Products Trust(8)

     (l) M Fund, Inc.(10)

     (m) MFS Variable Insurance Trust(10)

     (n) Neuberger Berman Advisers Management Trust(10)

     (o) PIMCO Variable Insurance Trust(8)

(9) (a) Accounting and Financial Administration Services Agreement dated

    October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life

    Insurance Company and Lincoln Life & Annuity Company of New York(6)

   (b) Amended and Restated Service Agreement by and between Lincoln Life &

      Annuity Company of New York and The Lincoln National Life Insurance

      Company, effective January 1, 2004.(4)

(10) Not applicable.

(11) Opinion and Consent of John L. Reizian, Esq. (Filed Herewith)

(12) Not Applicable.

(13) Not Applicable.


(14) Consent of Ernst & Young LLP, Independent Registered Public Accounting

  Firm.

(15) Not applicable.

(16) Not applicable.

(17) Compliance Procedures(8)

____________________

(1) Incorporated by reference to Initial Registration Statement on Form N-8B-2

(File No. 811-08651) filed on February 11, 1998.

(2) Incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 to

     Registration Statement on Form S-6 (File No. 333-77496) filed on April 2,

2007.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4

    (File No. 333-145531) filed on November 16, 2007.

(4) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6

(File 333-84684) filed on April 7, 2004.

(5) Incorporated by reference to Post-Effective Amendment No. 11 on Form N-4

(File No. 333-145531) filed on August 26, 2010.

(6) Incorporated by reference to Registration Statement on Form N-4 (File No.

333-147673) filed on November 28, 2007.

(7) Incorporated by reference to Initial Registration Statement on Form N-6

(File No. 333-148917) filed on January 29, 2008.

(8) Incorporated by reference to Post-Effective Amendment No. 7 on Form N-6

(File No. 333-155333) filed on April 1, 2010.

(9) Incorporated by reference to Initial Registration Statement on Form N-6

(File No. 333-107461) filed on July 30, 2003.

(10) Incorporated by reference to Post-Effective Amendment No. 4 on Form N-6

(File No. 333-141768) filed on April 2, 2009.

(11) Incorporated by reference to Post-Effective Amendment No. 4 on Form N-6

(File No. 333-104719) filed on September 23, 2004.

(12) Incorporated by reference to Initial Registration Statement on Form N-6

(File No. 333-125794) filed on June 14, 2005.

Item 27. Directors and Officers of the Depositor




Name                               Positions and Offices with Depositor

--------------------------------   -----------------------------------------------------------------------


Charles C. Cornelio**              Executive Vice President and Chief Administrative Officer and Director

Frederick J. Crawford**            Executive Vice President, Chief Financial Officer and Director

Robert W. Dineen***                Director

Lawrence A. Samplatsky****         Vice President and Chief Compliance Officer

Dennis R. Glass**                  President, Chief Executive Officer and Director

George W. Henderson, III           Director

Granville Capital

300 North Greene Street

Greensboro, NC 27401

Mark E. Konen*****                 Senior Vice President and Director

M. Leanne Lachman                  Director

870 United Nations Plaza, #19-E

New York, NY 10017

Louis G. Marcoccia                 Director

Senior Vice President

Syracuse University

Crouse-Hinds Hall, Suite 620

900 South Crouse Avenue

Syracuse, NY 13244

Patrick S. Pittard                 Director

20 Cates Ridge

Atlanta, GA 30327

Robert O. Sheppard*                Second Vice President, Secretary and General Counsel



   * Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY

13202

     ** Principal business address is 150 Radnor Chester Road, Radnor, PA 19087

                                      B-2


*** Principal business address is Center Square West Tower, 1500 Market

Street, Suite 3900, Philadelphia, PA 19102-2112

**** Principal business address is 350 Church Street, Hartford, CT 06103

*****     Principal business address is 100 North Greene Street, Greensboro, NC

27401

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

     Organizational Chart of the Lincoln National Corporation Insurance Company

Holding Company System (5)

Item 29. Indemnification

     (a) Brief description of indemnification provisions:

     In general, Article VII of the By-Laws of Lincoln Life & Annuity Company

     of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors,

     officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln New York.

     Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit

     No. 6(b) hereto) for the full text of the indemnification provisions.

     Indemnification is permitted by, and is subject to the requirements of,

     New York law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities

      Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities

     Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item

     28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore,

     unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

   (a) Lincoln Financial Distributors, Inc. is the principal underwriter for

      Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life & Annuity

      Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium

      Variable Life Account M; Lincoln New York Account N for Variable

      Annuities; LLANY Separate Account R for Flexible Premium Variable Life;

      Lincoln New York Account T Variable Annuity; and Lincoln Life & Annuity

      Flexible Premium Variable Life Account Y.

     (b) Officers and Directors of Lincoln Financial Distributors, Inc.:




Name                        Positions and Offices with Underwriter

-------------------------   ------------------------------------------------


Patrick J. Caulfield***     Vice President and Chief Compliance Officer

Joel Schwartz*              Vice President and Director

James Ryan*                 Vice President and Director

Randall J. Freitag*         Vice President and Treasurer

Wilford H. Fuller*          President, Chief Executive Officer and Director

David M. Kittredge*         Senior Vice President

Linda Woodward**            Secretary

Keith J. Ryan**             Vice President and Chief Financial Officer



      * Principal business address is 150 Radnor Chester Road, Radnor, PA 19087

   ** Principal business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

*** Principal business address is 350 Church Street, Hartford, CT 06103

     (c) N/A

                                      B-3


Item 31. Location of Accounts and Records

Books of Account and corporate records are maintained by Lincoln Life & Annuity

Company of New York, 100 Madison Street, Suite 1860, Syracuse, New York 13202.

All other accounts, books, and documents, except accounting records, required to be maintained by the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton

Street, Fort Wayne, Indiana 46802 and One Granite Place, Concord, New Hampshire

03301. The accounting records are maintained by Bank of New York Mellon, N.A.,

One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258.Andesa

Services, Inc., 3435 Winchester Road, Suite 401, Allentown, Pennsylvania, will act as a Transfer Agent on behalf of Lincoln Life as it relates to the policies described in this Prospectus. In the role of a Transfer Agent, Andesa will perform administrative functions, such as decreases, increases, surrenders and partial surrenders, fund allocation changes and transfers on behalf of the

Company.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

Lincoln Life represents that the fees and charges deducted under the policies,

in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

                                      B-4

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, LLANY Separate Account S for Flexible Premium Variable Life Insurance, has duly caused this Post-Effective Amendment Number 6 to the Registration Statement (File No.: 333-141769; 811-09257; CIK: 0001081039) on Form N-6 to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut, on the 30th day of September, 2010.  Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

LLANY Separate Account S for Flexible Premium Variable Life Insurance
(Registrant)

By	/s/ Joshua R. Durand
Joshua R. Durand
Assistant Vice President
Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York
(Depositor)

By	/s/ Joshua R. Durand
Joshua R. Durand
Assistant Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment Number 6 to the Registration Statement (File No.: 333-141769; 811-09257; CIK: 0001081039) has been signed below on September 30, 2010, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature	Title

/s/ Dennis R. Glass *	President
Dennis R. Glass

/s/ Charles C. Cornelio *	Executive Vice President; Chief Administration Officer and Director
Charles C. Cornelio

/s/ Frederick J. Crawford *	Executive Vice President, Chief Financial Officer and Director
Frederick J. Crawford

/s/ C. Phillip Elam II *	Senior Vice President, Chief Investment Officer
C. Phillip Elam II

/s/ Robert W. Dineen *	Director
Robert W. Dineen

/s/ George W. Henderson, III *	Director
George W. Henderson, III

/s/ Mark E. Konen *	Director
Mark E. Konen

/s/ M. Leanne Lachman *	Director
M. Leanne Lachman

/s/ Louis G. Marcoccia *	Director
Louis G. Marcoccia

/s/ Patrick S. Pittard *	Director
Patrick S. Pittard

*By:	/s/ John L. Reizian
John L. Reizian
Attorney-in-Fact, pursuant to a Power-of-Attorney filed with this Registration Statement